Acquisitions & Dispositions (Stock Consideration in Acquisitions) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Oct. 02, 2017	Dec. 31, 2018
Business Acquisition [Line Items]
Contingent shares issued for acquisition of Cooper		$ 125
Global Tubing LLC
Business Acquisition [Line Items]
Forum Energy Technologies' closing stock price on October 2, 2017 (in dollars per share)	$ 15.10
Number of shares issued in acquisition (in shares)	11,488,208
Contingent shares issued for acquisition of Cooper	$ 173,472
Cash	31,764
Repayment of Global Tubing debt at acquisition	85,084
Total Consideration paid for the acquisition	$ 290,320